NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule Of Translation Exchange Rates [Table Text Block]
As of June 30, 2016 and 2015, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the financial statements were as follows:

	June 30, 2016	June 30, 2015
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7401	0.7655

Average exchange rate for the period
USD : AUD exchange rate	0.7282	0.8369

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2015 and 2016 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2014	$(302,863)
Foreign currency translation gain	403,831
Balance, June 30, 2015	100,968
Foreign currency translation gain	30,296
Ending balance, June 30, 2016	$131,264

Schedule Of Estimated Useful Lives Of Property, Plant and Equipment [Table Text Block]	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years